Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES		VALUE

LOAN ASSIGNMENTS - 0.6%

WestJet Loyalty LP, Initial Term Loan
(Canada) (1 mo. U.S. Secured
Overnight Financing Rate + 3.750%),
9.077%, 2/14/2031[2]
(Identified Cost $4,950,000)		5,000,000	$4,995,850

CORPORATE BONDS - 22.0%

Non-Convertible Corporate Bonds- 22.0%
Communication Services - 2.8%
Entertainment - 1.0%
MGI - Media and Games Invest SE
(Sweden) (3 mo. EURIBOR +
6.250%), 10.185%, 6/21/2026[2,3]	EUR	8,000,000	8,589,865

Interactive Media & Services - 1.3%
Azerion Group N.V. (Netherlands) (3
mo. EURIBOR + 6.750%), 10.658%,
10/2/2026[2]	EUR	3,700,000	3,931,299
Tencent Holdings Ltd. (China), 3.975%,
4/11/2029[3]		6,650,000	6,321,022
			10,252,321
Media - 0.5%
Open Infra U.S. Assets AB, 11.00%,
2/22/2027		4,200,000	4,179,109

Total Communication Services			23,021,295

Consumer Discretionary - 1.7%
Broadline Retail - 1.1%
Alibaba Group Holding Ltd. (China),
4.00%, 12/6/2037		3,210,000	2,788,658
Amazon.com, Inc., 3.30%, 4/13/2027		4,000,000	3,848,178
North Investment Group AB (Sweden)
(3 mo. STIB + 9.000%), 13.09%,
5/5/2024 (Acquired 04/22/2021, cost
$2,818,941)[2,4]	SEK	23,750,000	2,212,660
			8,849,496
Hotels, Restaurants & Leisure - 0.6%
ACL Holdings Ltd. (Guernsey), 11.50%,
2/16/2027[3]	EUR	4,400,000	4,807,107
Total Consumer Discretionary			13,656,603

Consumer Staples - 0.9%
Beverages - 0.5%
PepsiCo, Inc., 3.90%, 7/18/2032		4,000,000	3,790,596

Food Products - 0.4%
Greenfood AB (Sweden) (3 mo. STIB
+ 7.000%), 11.09%, 11/4/2025 (Acquired 10/28/2021-11/07/2023,
cost $4,474,304)[2,4]	SEK	45,000,000	3,618,799
Total Consumer Staples			7,409,395
	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 2.8%
Energy Equipment & Services - 1.0%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[3]		4,000,000	$4,176,617
Varel Energy Solutions, 12.25%,
4/7/2028		4,000,000	4,000,000
			8,176,617
Oil, Gas & Consumable Fuels - 1.8%
Brooge Petroleum and Gas Investment
Co. FZE (United Arab Emirates),
8.50%, 9/24/2025 (Acquired
09/10/2020-09/01/2023, cost
$8,017,513)[4]		8,708,979	6,135,419
Cenovus Energy, Inc. (Canada), 6.75%,
11/15/2039		454,000	501,289
New Fortress Energy, Inc., 8.75%,
3/15/2029[3]		4,195,000	4,180,594
Ziton A/S (Denmark) (3 mo. EURIBOR +
9.500%), 13.429%, 6/9/2028[2]	EUR	4,000,000	4,477,228
			15,294,530
Total Energy			23,471,147

Financials - 4.1%
Banks - 0.8%
Bank of America Corp., (3 mo. U.S.
Secured Overnight Financing Rate +
1.022%), 6.351%, 9/15/2026[2]		3,561,000	3,571,926
JPMorgan Chase & Co., 8.00%,
4/29/2027		3,000,000	3,263,666
			6,835,592
Capital Markets - 1.7%
BGC Group, Inc., 3.75%, 10/1/2024		8,250,000	8,098,861
Drawbridge Special Opportunities Fund
LP - Drawbridge Special Opportunities
Finance Corporation, 3.875%,
2/15/2026[3]		2,850,000	2,678,749
PS Marine Midco Ltd. (Bermuda),
10.00%, 4/19/2027		3,200,000	3,217,655
			13,995,265
Consumer Finance - 0.2%
Navient Corp., 6.75%, 6/25/2025		1,800,000	1,811,482

Financial Services - 1.4%
Golden Pear Funding HoldCo LLC,
10.00%, 3/2/2028		1,200,000	1,010,129
Legres AB (Sweden) (3 mo. STIB +
9.000%), 13.076%, 12/30/2025
(Acquired 06/15/2023-06/28/2023,
cost $3,048,944)[2,4]	SEK	32,500,000	2,912,837
Novedo Holding AB (Sweden) (3 mo.
STIB + 6.500%), 10.597%, 11/26/2024
(Acquired 11/15/2021-03/30/2022,
cost $2,935,885)[2,4]	SEK	26,250,000	2,319,721

Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services (continued)
Puffin Finance S.A.R.L (Virgin Islands
(British)), 15.00%, 9/11/2025		3,670,000	$3,768,624
U.S. Claims Litigation Funding LLC,
10.25%, 3/17/2028 (Acquired
03/14/2023, cost $1,375,000)[4]		1,375,000	1,171,045
			11,182,356
Total Financials			33,824,695

Industrials - 4.0%
Commercial Services & Supplies - 1.3%
Airswift Global AS (United Kingdom),
10.00%, 2/28/2029[3]		4,000,000	4,063,464
Cartiga LLC, 9.00%, 6/15/2026
(Acquired 06/14/2021, cost
$4,000,000)[4]		4,000,000	3,992,448
CoreCivic, Inc., 8.25%, 4/15/2029		2,610,000	2,730,028
			10,785,940
Construction & Engineering - 0.4%
Tutor Perini Corp., 6.875%, 5/1/2025[3]		3,000,000	2,976,284

Ground Transportation - 0.2%
BNSF Funding Trust I, (3 mo. LIBOR US
+ 2.350%), 6.613%, 12/15/2055[5]		1,500,000	1,489,574

Machinery - 0.4%
SLR Group GmbH (Germany) (3 mo.
EURIBOR + 7.000%), 10.892%,
10/9/2027[2]	EUR	3,500,000	3,775,975

Passenger Airlines - 1.3%
Alaska Airlines Pass-Through Trust,
Series 2020-1, Class B, 8.00%,
8/15/2025[3]		2,476,095	2,520,667
Southwest Airlines Co., 5.25%, 5/4/2025		3,000,000	2,989,517
United Airlines Pass-Through Trust,
Series 2018-1, Class B, 4.60%,
3/1/2026		2,840,437	2,721,499
Series 2019-2, Class B, 3.50%,
5/1/2028		3,057,202	2,824,236
			11,055,919
Trading Companies & Distributors - 0.4%
AerCap Ireland Capital DAC - AerCap
Global Aviation Trust (Ireland), 3.00%,
10/29/2028		1,970,000	1,784,552
Ashtead Capital, Inc. (United Kingdom),
4.00%, 5/1/2028[3]		1,500,000	1,410,555
			3,195,107
Total Industrials			33,278,799
	PRINCIPAL AMOUNT1/ SHARES		VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 0.4%
Software - 0.4%
Extenda Retail Holding 1 AB (Sweden)
(3 mo. STIB + 6.750%), 10.773%,
3/30/2027 (Acquired 03/24/2022, cost
$3,620,906)[2,4]	SEK	34,000,000	$3,178,924

Materials - 0.7%
Metals & Mining - 0.7%
Infrabuild Australia Pty Ltd. (Australia),
14.50%, 11/15/2028[3]		4,000,000	4,148,199
Newcastle Coal Infrastructure Group Pty
Ltd. (Australia), 4.40%, 9/29/2027[3]		1,744,319	1,650,471
Northwest Acquisitions ULC - Dominion
Finco, Inc., 7.125%, 11/1/2022
(Acquired 10/06/2017-09/12/2019,
cost $4,353,936)[4,6]		5,870,000	59

Total Materials			5,798,729

Real Estate - 3.1%
Industrial REITs - 0.5%
IIP Operating Partnership LP, 5.50%,
5/25/2026		4,320,000	4,128,183

Retail REITs - 0.6%
Simon Property Group LP, 2.65%,
2/1/2032		5,500,000	4,638,855

Specialized REITs - 2.0%
Pelorus Fund REIT LLC, 7.00%,
9/30/2026 (Acquired 09/21/2021-
07/08/2022, cost $4,218,250)[4]		4,345,000	4,260,599
SBA Tower Trust,
2.836%, 1/15/2025[3]		3,500,000	3,416,090
1.884%, 1/15/2026[3]		2,750,000	2,567,508
6.599%, 1/15/2028[3]		6,110,000	6,262,286
			16,506,483
Total Real Estate			25,273,521

Utilities - 1.5%
Electric Utilities - 1.1%
Alexander Funding Trust II, 7.467%,
7/31/2028[3]		8,250,000	8,722,524

Independent Power and Renewable Electricity Producers - 0.4%
Vistra Operations Co. LLC, 3.55%,
7/15/2024[3]		3,500,000	3,471,195

Total Utilities			12,193,719
TOTAL CORPORATE BONDS
(Identified Cost $193,501,120)			181,106,827

Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES - 22.5%

Aligned Data Centers Issuer LLC,
Series 2021-1A, Class A2, 1.937%,
8/15/2046[3]	4,500,000	$4,095,848
ALLO Issuer LLC, Series 2023-1A, Class
A2, 6.20%, 6/20/2053[3]	4,400,000	4,376,009
Ally Auto Receivables Trust, Series
2024-1, Class A2, 5.32%, 1/15/2027	1,695,000	1,693,078
BRSP Ltd., Series 2021-FL1, Class A, (1
mo. U.S. Secured Overnight Financing
Rate + 1.264%), 6.591%, 8/19/2038[2,3]	2,478,435	2,439,340
Business Jet Securities LLC, Series
2021-1A, Class A, 2.162%, 4/15/2036[3]	2,463,829	2,305,143
CarMax Auto Owner Trust, Series 2020-
4, Class A3, 0.50%, 8/15/2025	676,820	673,984
Carvana Auto Receivables Trust, Series
2020-P1, Class A4, 0.61%, 10/8/2026	3,455,939	3,372,991
CF Hippolyta Issuer LLC,
Series 2020-1, Class A1, 1.69%,
7/15/2060[3]	3,687,753	3,447,911
Series 2020-1, Class B1, 2.28%,
7/15/2060[3]	1,798,904	1,654,886
College Ave Student Loans LLC, Series
2021-A, Class A2, 1.60%, 7/25/2051[3]	1,464,111	1,285,562
Commonbond Student Loan Trust,
Series 2019-AGS, Class A1, 2.54%,
1/25/2047[3]	1,578,030	1,416,479
CoreVest American Finance Trust,
Series 2019-3, Class A, 2.705%,
10/15/2052[3]	4,553,450	4,453,119
Series 2020-3, Class A, 1.358%,
8/15/2053[3]	691,923	646,581
Series 2020-4, Class A, 1.174%,
12/15/2052[3]	747,840	699,838
CPS Auto Receivables Trust, Series
2021-C, Class C, 1.21%, 6/15/2027[3]	1,256,775	1,253,488
Credit Acceptance Auto Loan Trust,
Series 2021-2A, Class C, 1.64%,
6/17/2030[3]	3,800,000	3,758,076
Series 2021-3A, Class C, 1.63%,
9/16/2030[3]	3,000,000	2,915,711
Series 2022-1A, Class A, 4.60%,
6/15/2032[3]	7,400,000	7,334,474
DataBank Issuer,
Series 2021-1A, Class A2, 2.06%,
2/27/2051[3]	5,200,000	4,748,437
Series 2023-1A, Class A2, 5.116%,
2/25/2053[3]	3,345,000	3,183,202
Diamond Infrastructure Funding LLC,
Series 2021-1A, Class A, 1.76%,
4/15/2049[3]	5,000,000	4,463,110
EDvestinU Private Education Loan Issue
No. 1 LLC, Series 2019-A, Class A,
3.58%, 11/25/2038[3]	1,161,279	1,103,352
Flexential Issuer, Series 2021-1A, Class
A2, 3.25%, 11/27/2051[3]	4,760,000	4,314,003
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

FS RIALTO, Series 2021-FL2, Class A,
(Cayman Islands) (1 mo. U.S. Secured
Overnight Financing Rate + 1.334%),
6.661%, 5/16/2038[2,3]	2,664,154	$2,622,569
Golub Capital Partners ABS Funding,
Series 2024-1A, Class A2, 6.885%,
1/25/2034 (Acquired 02/14/2024, cost
$4,000,000)[4]	4,000,000	3,996,748
Goodgreen Trust, Series 2020-1A, Class
A, 2.63%, 4/15/2055[3]	2,738,387	2,252,702
Hertz Vehicle Financing LLC, Series
2021-1A, Class B, 1.56%, 12/26/2025[3]	3,000,000	2,928,538
Hotwire Funding LLC, Series 2021-1,
Class A2, 2.311%, 11/20/2051[3]	3,500,000	3,165,284
HTS Fund I LLC, Series 2021-1, Class
A, 1.411%, 8/25/2036[3]	1,471,224	1,289,594
ITE Rail Fund Levered LP, Series 2021-
3A, Class A, 2.21%, 6/28/2051[3]	5,327,368	4,803,675
KREF Ltd., Series 2021-FL2, Class
AS, (1 mo. U.S. Secured Overnight
Financing Rate + 1.414%), 6.740%,
2/15/2039[2,3]	3,500,000	3,374,198
Laurel Road Prime Student Loan Trust,
Series 2019-A, Class A2FX, 2.73%,
10/25/2048[3]	197,655	195,559
LCCM Trust,
Series 2021-FL2, Class AS,
(1 mo. U.S. Secured Overnight
Financing Rate + 1.664%), 6.990%,
12/13/2038[2,3]	2,000,000	1,951,246
Series 2021-FL2, Class B, (1 mo. U.S.
Secured Overnight Financing Rate +
2.014%), 7.340%, 12/13/2038[2,3]	3,000,000	2,899,308
LFS LLC, Series 2022-A, Class
A, 5.25%, 5/15/2034 (Acquired
05/11/2022, cost $2,994,740)[4]	3,005,862	2,943,516
Libra Solutions LLC,
Series 2022-1A, Class A, 4.75%,
5/15/2034[3]	665,173	660,692
Series 2022-2A, Class A, 6.85%,
10/15/2034[3]	1,698,679	1,693,499
Series 2023-1A, Class A, 7.00%,
2/15/2035[3]	1,316,269	1,313,792
Navient Private Education Loan Trust,
Series 2014-1, Class A3, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.624%), 5.945%,
6/25/2031[2]	2,760,674	2,725,138
Series 2015-BA, Class A3, (1 mo. U.S.
Secured Overnight Financing Rate +
1.564%), 6.890%, 7/16/2040[2,3]	1,276,341	1,275,955
Series 2017-2A, Class A, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.485%,
12/27/2066[2,3]	2,601,236	2,601,316

Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Navient Private Education Loan Trust,
(continued)
Series 2020-1A, Class A1B, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.164%), 6.485%,
6/25/2069[2,3]	1,793,988	$1,798,391
Series 2020-GA, Class A, 1.17%,
9/16/2069[3]	462,529	413,812
Series 2021-1A, Class A1A, 1.31%,
12/26/2069[3]	4,126,946	3,543,091
Series 2021-A, Class A, 0.84%,
5/15/2069[3]	729,045	636,882
Series 2022-A, Class A, 2.23%,
7/15/2070[3]	2,993,539	2,643,439
Series 2023-BA, Class A1A, 6.48%,
3/15/2072[3]	658,716	672,982
Series 2023-BA, Class A1B, (U.S.
Secured Overnight Financing Rate
30 Day Average + 1.700%), 7.019%,
3/15/2072[2,3]	1,537,003	1,562,953
Oxford Finance Credit Fund III LP, Series
2024-A, Class A2, 6.675%, 1/14/2032[3]	2,700,000	2,683,532
Oxford Finance Funding LLC,
Series 2020-1A, Class A2, 3.101%,
2/15/2028[3]	1,749,836	1,699,766
Series 2020-1A, Class B, 4.037%,
2/15/2028[3]	765,364	734,410
Series 2022-1A, Class A2, 3.602%,
2/15/2030[3]	4,648,027	4,440,589
Series 2023-1A, Class A2, 6.716%,
2/15/2031[3]	4,430,000	4,464,529
PEAR LLC,
Series 2021-1, Class A, 2.60%,
1/15/2034[3]	2,541,328	2,454,901
Series 2022-1, Class A2, 7.25%,
10/15/2034[3]	2,351,829	2,364,959
Series 2023-1, Class A, 7.42%,
7/15/2035[3]	3,033,344	3,065,793
Series 2024-1, Class A, 6.95%,
2/15/2036[3]	3,929,945	3,935,938
Slam Ltd., Series 2021-1A, Class A,
(Cayman Islands), 2.434%, 6/15/20463	5,299,840	4,628,802
SLM Student Loan Trust,
Series 2008-3, Class A3, (U.S.
Secured Overnight Financing Rate
90 Day Average + 1.262%), 6.622%,
10/25/2021[2]	5,852,792	5,809,045
Series 2008-4, Class A4, (U.S.
Secured Overnight Financing Rate
90 Day Average + 1.912%), 7.272%,
7/25/2022[2]	3,090,554	3,122,257
SMB Private Education Loan Trust,
Series 2019-B, Class A2A, 2.84%,
6/15/2037[3]	1,789,903	1,706,253
Stack Infrastructure Issuer LLC,
Series 2021-1A, Class A2, 1.877%,
3/26/2046[3]	3,400,000	3,135,631
	PRINCIPAL AMOUNT1/ SHARES	VALUE

ASSET-BACKED SECURITIES (continued)

Stonepeak, Series 2021-1A, Class AA,
2.301%, 2/28/2033[3]	576,962	$536,605
Store Master Funding I-VII and XIV,
Series 2019-1, Class A1, 2.82%,
11/20/2049[3]	2,367,919	2,184,971
Towd Point Mortgage Trust,
Series 2016-5, Class A1, 2.50%,
10/25/2056[3,7]	11,095	11,048
Series 2017-1, Class A1, 2.75%,
10/25/2056[3,7]	16,748	16,678
Series 2018-2, Class A1, 3.25%,
3/25/2058[3,7]	378,283	365,933
Series 2019-HY1, Class A1,
(1 mo. U.S. Secured Overnight
Financing Rate + 1.114%), 6.444%,
10/25/2048[2,3]	910,845	924,186
Tricon American Homes, Series 2020-
SFR1, Class C, 2.249%, 7/17/2038[3]	2,500,000	2,302,704
Trinity Rail Leasing 2018 LLC, Series
2020-1A, Class A, 1.96%, 10/17/2050[3]	1,752,336	1,590,763
Trinity Rail Leasing 2021 LLC, Series
2021-1A, Class A, 2.26%, 7/19/2051[3]	1,782,720	1,577,416
TRP LLC, Series 2021-1, Class A,
2.07%, 6/19/2051[3]	2,784,211	2,509,807
Vantage Data Centers Issuer LLC,
Series 2020-1A, Class A2, 1.645%,
9/15/2045[3]	6,500,000	6,091,571
Vertical Bridge Holdings LLC, Series
2020-2A, Class A, 2.636%, 9/15/2050[3]	4,000,000	3,788,083
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $194,588,021)		185,745,671

COMMERCIAL MORTGAGE-BACKED SECURITIES - 15.6%

BDS, Series 2021-FL8, Class B,
(Cayman Islands) (1 mo. U.S. Secured
Overnight Financing Rate + 1.464%),
6.791%, 1/18/2036[2,3]	3,000,000	2,985,672
BRAVO Residential Funding Trust,
Series 2019-2, Class A3, 3.50%,
10/25/2044[3,7]	2,572,964	2,413,461
Brean Asset Backed Securities Trust,
Series 2021-RM2, Class A, 1.75%,
10/25/2061[3,7]	2,547,600	2,268,563
CIM Trust, Series 2019-INV1, Class A1,
4.00%, 2/25/2049[3,7]	57,930	55,094
Credit Suisse Mortgage Capital Trust,
Series 2013-TH1, Class A1, 2.13%,
2/25/2043[3,7]	107,118	89,199
Fannie Mae REMICS, Series 2018-31,
Class KP, 3.50%, 7/25/2047	52,633	51,211
Fontainebleau Miami Beach Trust,
Series 2019-FBLU, Class A, 3.144%,
12/10/2036[3]	4,480,000	4,373,486
Freddie Mac Multifamily Structured Pass-
Through Certificates, Series K106,
Class X1 (IO), 1.318%, 1/25/2030[7]	50,894,600	3,225,756

Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

GCAT Trust,
Series 2022-NQM3, Class A1,
4.348%, 4/25/2067[3,7]	8,902,298	$8,632,188
Series 2024-NQM1, Class A1,
6.007%, 1/25/2059[3,8]	4,907,134	4,887,418
GS Mortgage-Backed Securities Trust,
Series 2021-GR3, Class A6, 2.50%,
4/25/2052[3,7]	4,944,376	4,318,490
Series 2021-PJ9, Class A8, 2.50%,
2/26/2052[3,7]	3,062,261	2,639,157
Series 2022-PJ1, Class A15, (U.S.
Secured Overnight Financing Rate
30 Day Average + 0.850%), 5.00%,
5/28/2052[2,3]	4,338,862	3,999,371
Series 2022-PJ3, Class A24, 3.00%,
8/25/2052[3,7]	8,424,590	7,418,923
Imperial Fund Mortgage Trust,
Series 2022-NQM2, Class A1,
3.638%, 3/25/2067[3,8]	6,389,748	5,885,297
Series 2022-NQM3, Class A1, 4.38%,
5/25/2067[3,8]	3,822,272	3,704,209
Series 2022-NQM4, Class A1,
4.767%, 6/25/2067[3,8]	8,697,143	8,608,444
J.P. Morgan Mortgage Trust,
Series 2014-2, Class 1A1, 3.00%,
6/25/2029[3,7]	248,270	237,948
Series 2021-5, Class A4, 2.50%,
8/25/2051[3,7]	9,071,429	7,948,666
Series 2021-LTV2, Class A1, 2.520%,
5/25/2052[3,7]	4,574,340	3,764,085
Series 2022-INV3, Class A4B, 3.00%,
9/25/2052[3,7]	6,381,466	5,637,423
Metlife Securitization Trust, Series 2019-
1A, Class A, 3.75%, 4/25/2058[3,7]	689,267	647,796
MFA Trust, Series 2021-INV2, Class A1,
1.906%, 11/25/2056[3,7]	3,889,588	3,326,068
Morgan Stanley Residential Mortgage
Loan Trust, Series 2021-4, Class A4,
2.50%, 7/25/2051[3,7]	10,412,127	9,047,723
New Residential Mortgage Loan Trust,
Series 2014-3A, Class AFX3, 3.75%,
11/25/2054[3,7]	209,568	195,517
Series 2015-2A, Class A1, 3.75%,
8/25/2055[3,7]	295,164	274,219
Series 2019-2A, Class A1, 4.25%,
12/25/2057[3,7]	1,420,666	1,361,746
Series 2022-NQM2, Class A1,
3.079%, 3/27/2062[3,7]	8,700,465	7,769,618
NYMT Loan Trust, Series 2022-CP1,
Class A1, 2.042%, 7/25/2061[3]	1,846,460	1,674,480
OBX Trust, Series 2024-NQM1, Class
A1, 5.928%, 11/25/2063[3,8]	3,910,513	3,912,006
PCG LLC, Series 2023-1, (1 mo. U.S.
Secured Overnight Financing Rate
+ 6.000%), 11.329%, 7/25/2029
(Acquired 07/24/2023, cost
$4,492,788)[2,4]	4,492,788	4,492,116
	PRINCIPAL AMOUNT1/ SHARES	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

RCKT Mortgage Trust, Series 2021-6,
Class A5, 2.50%, 12/25/2051[3,7]	4,915,245	$4,218,036
RUN Trust, Series 2022-NQM1, Class
A1, 4.00%, 3/25/2067[3]	2,972,668	2,830,156
Sequoia Mortgage Trust,
Series 2013-2, Class A, 1.874%,
2/25/2043[7]	111,204	93,910
Series 2013-6, Class A2, 3.00%,
5/25/2043[7]	1,115,406	984,806
Series 2013-7, Class A2, 3.00%,
6/25/2043[7]	109,626	95,808
Series 2013-8, Class A1, 3.00%,
6/25/2043[7]	131,139	116,312
Starwood Retail Property Trust, Series
2014-STAR, Class A, (Prime Rate +
0.000%), 8.50%, 11/15/2027[2,3]	1,623,210	1,152,469
Sutherland Commercial Mortgage Trust,
Series 2019-SBC8, Class A, 2.86%,
4/25/2041[3,7]	1,848,867	1,716,812
Wells Fargo Mortgage Backed Securities
Trust, Series 2020-1, Class A1, 3.00%,
12/25/2049[3,7]	2,328,098	1,970,086
WinWater Mortgage Loan Trust, Series
2015-1, Class A1, 3.50%, 1/20/2045[3,7]	68,882	62,313
TOTAL COMMERCIAL MORTGAGE-
BACKED SECURITIES
(Identified Cost $133,844,767)		129,086,058

FOREIGN GOVERNMENT BONDS - 0.5%

Republic of Italy Government
International Bond (Italy), 2.375%,
10/17/2024
(Identified Cost $4,487,558)	4,500,000	4,422,137

MUNICIPAL BONDS - 0.4%

Hawaii, Series GC, G.O. Bond, 2.632%,
10/1/2037
(Identified Cost $4,045,493)	3,905,000	3,063,766

EXCHANGE-TRADED FUND - 2.8%

VanEck J.P. Morgan EM Local Currency
Bond ETF
(Identified Cost $24,240,660)	950,390	23,294,059

U.S. TREASURY SECURITIES - 29.7%

U.S. Treasury Notes - 29.7%
U.S. Treasury Inflation Indexed Note
0.125%, 10/15/2025	13,203,413	12,813,587
0.125%, 4/15/2026	13,355,110	12,794,221
0.50%, 1/15/2028	13,433,653	12,724,271

Investment Portfolio - March 31, 2024

(unaudited)

UNCONSTRAINED BOND SERIES	PRINCIPAL AMOUNT1/ SHARES	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note
1.125%, 1/15/2025	18,818,000	$18,241,699
2.125%, 5/15/2025	51,023,000	49,454,441
2.25%, 11/15/2027	44,305,000	41,231,341
2.75%, 2/15/2028	26,155,000	24,704,215
2.875%, 5/15/2028	51,494,000	48,762,404
2.875%, 8/15/2028	4,542,000	4,291,835
3.125%, 11/15/2028	21,089,000	20,098,806
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $247,017,417)		245,116,820

U.S. GOVERNMENT AGENCIES - 4.9%

Mortgage-Backed Securities - 4.9%
Fannie Mae
Pool #AD0462, UMBS, 5.50%,
10/1/2024	169	168
Pool #MA0115, UMBS, 4.50%,
7/1/2029	19,529	19,261
Pool #MA1834, UMBS, 4.50%,
2/1/2034	95,191	93,824
Pool #995876, UMBS, 6.00%,
11/1/2038	175,868	183,750
Pool #FS4047, UMBS, 3.50%,
12/1/2042	7,359,249	6,790,699
Pool #AW5338, UMBS, 4.50%,
6/1/2044	463,561	452,677
Pool #AS3878, UMBS, 4.50%,
11/1/2044	258,341	252,478
Pool #BE7845, UMBS, 4.50%,
2/1/2047	79,321	77,145
Pool #FS6206, UMBS, 5.50%,
10/1/2053	7,920,166	7,939,563
Freddie Mac
Pool #C91359, 4.50%, 2/1/2031	56,928	56,233
Pool #D98711, 4.50%, 7/1/2031	176,435	174,337
Pool #C91746, 4.50%, 12/1/2033	132,362	130,622
Pool #G05900, 6.00%, 3/1/2040	32,699	34,208
Pool #RB5264, UMBS, 5.50%,
11/1/2043	7,770,805	7,805,484
Pool #QG6308, UMBS, 6.00%,
7/1/2053	8,219,937	8,327,594
Pool #RJ0062, UMBS, 5.00%,
10/1/2053	8,356,399	8,183,573
TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $39,304,188)		40,521,616
	PRINCIPAL AMOUNT1/ SHARES	VALUE

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management,
Institutional Shares, 5.20%[9]
(Identified Cost $12,900,573)	12,900,573	$12,900,573

TOTAL INVESTMENTS - 100.6%
(Identified Cost $858,879,797)		830,253,377
LIABILITIES, LESS OTHER ASSETS -
(0.6%)		(5,164,430)
NET ASSETS - 100%		$825,088,947

Investment Portfolio - March 31, 2024

(unaudited)

FUTURES CONTRACTS: LONG POSITIONS OPEN AT MARCH 31, 2024
CONTRACTS PURCHASED	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
485	JPY Currency	CME	June 2024	40,530,844	$(1,040,383)
1,600	U.S. Treasury Notes (2 Year)	CME	June 2024	327,175,001	(663,710)
TOTAL LONG POSITIONS					$(1,704,093)

FUTURES CONTRACTS: SHORT POSITIONS OPEN AT MARCH 31, 2024
CONTRACTS SOLD	ISSUE	EXCHANGE	EXPIRATION	NOTIONAL VALUE [1]	VALUE/UNREALIZED DEPRECIATION
485	U.S. Ultra Treasury Bonds (10 Year)	CME	June 2024	55,585,549	$(432,208)
TOTAL SHORT POSITIONS					$(432,208)

ABS - Asset-Backed Security

CME - Chicago Mercantile Exchange

ETF - Exchange-Traded Fund

EUR - Euro

EURIBOR - Euro Interbank Offered Rate

G.O. Bond - General Obligation Bond

IO - Interest only

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

No. - Number

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

SEK - Swedish Krona

STIB - Stockholm Interbank Offered Rate

UMBS - Uniform Mortgage-Backed Securities

1Amount is stated in USD unless otherwise noted.

2Floating rate security. Rate shown is the rate in effect as of March 31, 2024.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $353,398,250, which represented 42.8% of the Series’ Net Assets.

4Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at March 31, 2024 was $41,234,891, or 5.0% of the Series’ Net Assets.

5Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of March 31, 2024.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of March 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of March 31, 2024.

9Rate shown is the current yield as of March 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Portfolio - March 31, 2024

(unaudited)

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan Assignments	$4,995,850	$—	$4,995,850	$—
U.S. Treasury and other U.S. Government
agencies	285,638,436	—	285,638,436	—
States and political subdivisions (municipals)	3,063,766	—	3,063,766	—
Corporate debt:
Communication Services	23,021,295	—	23,021,295	—
Consumer Discretionary	13,656,603	—	13,656,603	—
Consumer Staples	7,409,395	—	7,409,395	—
Energy	23,471,147	—	23,471,147	—
Financials	33,824,695	—	33,824,695	—
Industrials	33,278,799	—	33,278,799	—
Information Technology	3,178,924	—	3,178,924	—
Materials	5,798,729	—	5,798,729	—
Real Estate	25,273,521	—	25,273,521	—
Utilities	12,193,719	—	12,193,719	—
Asset-backed securities	185,745,671	—	185,745,671	—
Commercial mortgage-backed securities	129,086,058	—	129,086,058	—
Foreign government bonds	4,422,137	—	4,422,137	—
Exchange-traded fund	23,294,059	23,294,059	—	—
Short-Term Investment	12,900,573	12,900,573	—	—
Total assets	830,253,377	36,194,632	794,058,745	—
Liabilities:
Other financial instruments:*
Foreign currency exchange contracts	(1,040,383)	(1,040,383)	—	—
Interest rate contracts	(1,095,918)	(1,095,918)	—	—
Total liabilities	(2,136,301)	(2,136,301)	—	—
Total	$828,117,076	$34,058,331	$794,058,745	$—

*Other financial instruments are futures (Level 1). Futures are valued at the unrealized appreciation (depreciation) on the instrument.

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.